Financial Liability	12 Months Ended
Dec. 31, 2024
Financial Liability [Abstract]
Financial liability

Note 18. Financial liability

	Consolidated
	As of	As of
	December 31,	December 31,
	2024	2023
	$	$
Warrants at fair value	5,140,921	1,075,808

On August 25, 2022, the Company completed its Nasdaq listing via the issuance of 3,220,338 ADSs (American Depository Shares) and the accompanying 3,220,338 pre-funded warrants for a total consideration of $13,299,996. One ADS represents 275 ordinary shares in the Company. One pre-funded warrant gives the holder the right to purchase one ADS. The warrants have 5-year term, and they can be exercised any time before expiry date August 24, 2027.

On January 30, 2024, the Company completed a registered direct offering via the issuance of 486,871 ADSs at an offering price of $1.55 per ADS and 1,416,354 pre-funded warrants at an offering price of $1.5499 for a total consideration of $2,949,857. One pre-funded warrant is exercisable to one ADS upon payment of the remain $0.0001 per warrant.

In addition, on January 30, 2024, in a concurrent private placement, the Company issued to the investors in the registered direct offering and the placement agent warrants to purchase up to an aggregate of 1,998,386 ADS at an exercise price of $1.55 per ADS. The warrants have 5-year term, and they can be exercised any time before expiry date January 30, 2029. The warrants may be exercised on a cashless basis if there is no effective registration statement registering the ADSs underlying the warrants.

The above warrants represent financial liabilities at fair value through profit or loss.

Refer to note 20 for further information on issued capital.